INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION
NOTE 10 - INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION

A.	JOINT VENTURE

NPI has been included in the consolidated financial statements using the equity method (see Note 1).

Summarized financial information:

	As of December 31,
	2023	2022
	U.S. dollars (in thousands)

Current assets	39,224	25,812
Non-current assets	972	1,278
Current liabilities	(39,773)	(26,644)
Non-current liabilities	(1,671)	(2,132)
Net liabilities (100%)	(1,248)	(1,686)
Net liabilities (50%)	(624)	(843)
Adjustments	208	304
Company share of Joint Venture net liabilities	(416)	(539)

	For the year ended December 31,
	2023	2022	2021
	U.S. dollars (in thousands)

Revenues	118,790	84,533	64,032
Distribution expenses	59,815	49,093	44,970
Selling, general and marketing expenses	759	1,044	993
Depreciation	308	340	385
Comprehensive and net income (100%)	57,908	34,056	17,684
Comprehensive and net income (50%)	28,954	17,028	8,842
Adjustments	7,386	4,557	3,604
Share in profits of NPI	36,340	21,585	12,446
Distribution from NPI	36,216	21,294	12,251

In addition to the above, with respect to the development services provided to NPI by the Company, in 2023, 2022 and 2021, the Company recorded revenues (see Note 18). The adjustments mostly represent royalty commissions earned by NPI on games developed and provided by the Group, whereby the Group's share of the underlying results is higher than 50%.

As of December 31, 2023 and 2022, the restricted deposits outstanding amounts of $4.0 and $4.1 million, respectively held by Pollard on behalf of NPI to secure performance and facilities bonds with respect to NPI’s prospective and existing contracts.

The outstanding amount due from NPI was $4.3 million and $3.1 million as of December 31, 2023 and 2022, respectively.

B.	MICHIGAN JOINT OPERATION

The Michigan Joint Operation has been included in the consolidated financial statements as a share of Company's interest in assets held jointly, and its share of revenues and expenses (see note 1).

Below are the Michigan Joint Operation’s revenues and operating expenses, 50% of which represent the Company’s interest and were included in the Company’s statement of comprehensive income (loss):

	For the year ended December 31,
	2023	2022	2021
	U.S. dollars (in thousands)

Revenues (100%)	41,696	40,606	42,491
Total operating expenses (100%)	(24,741)	(24,342)	(26,047)

In addition to the above-stated revenues, with respect to the development services provided to the Michigan Joint Operation by the Company, in 2023, 2022 and 2021, see note 18. Further, the Company recorded additional royalty revenues with respect to games development efforts invested to enhance the Michigan Joint Operation’s games portfolio during 2023, 2022 and 2021, totaling $1.6 million, $1.5 million and $1.6 million, respectively, which were also eliminated from Company's share in Michigan Joint Operation’s total operating expenses as stated in the above table.

As of December 31, 2023, and 2022, Company's share interest in Joint Operator's assets was $359 thousand and $489 thousand, respectively, and mostly comprised of property and equipment, net.

The outstanding amount due from the Joint Operation was $1.6 million and $1.3 million as of December 31, 2023 and 2022, respectively.